Prepaid Expenses and Other Current Assets	12 Months Ended
Jun. 30, 2022
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of June 30, 2021 and 2022, prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2021	2022
Prepaid provisional tax	$660,406	$-
Deposit paid	81,626	14,616
Prepayment	33,023	50,460
Other receivable	-	127,423
Total	$775,055	$192,499

Prepayments primarily consist of prepayment for raw materials and consulting services provided by suppliers.